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       Investments(R)







                                                 May 3, 2002

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Core Equity Fund (the "Fund")
     (File Nos. 333-87233 and 811-09585)
     CIK No. 0001094522

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 3 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-02-000103) on May 1, 2002.

     If you have any questions about this certification, please contact me at (617) 422-4742 (collect).

                                                 Very truly yours,


                                                 /s/ Thomas Lynch
                                                 Thomas Lynch
                                                 Associate Counsel

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."